INCOME TAXES - Schedule of Income Taxes Paid Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES PAID
US Federal	$ (11,700)	$ (11)	$ 231,622
US State and local	50,713	105,046	98,214
Foreign	27,742	10,613	312
Income taxes paid/(received), net	66,755	115,648	330,148
Massachusetts
INCOME TAXES PAID
US State and local		36,259
Florida
INCOME TAXES PAID
US State and local	10,800		23,500
New York
INCOME TAXES PAID
US State and local	19,408		19,297
Pennsylvania
INCOME TAXES PAID
US State and local		12,946
New Jersey
INCOME TAXES PAID
US State and local		10,004
Maryland
INCOME TAXES PAID
US State and local		5,883
Texas
INCOME TAXES PAID
US State and local	7,598
Other
INCOME TAXES PAID
US State and local	$ 12,907	$ 39,954	$ 55,417